Schedule I - Consolidated Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 10,929,674
Fair value	9,390,647
Amount at which shown in the Balance Sheet	11,088,465
United States Government, Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,060,065
Fair value	1,112,535
Amount at which shown in the Balance Sheet	1,112,535
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	7,279,391
Fair value	7,377,745
Amount at which shown in the Balance Sheet	7,377,745
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	188,055
Fair value	189,881
Amount at which shown in the Balance Sheet	189,881
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	331,041
Fair value	333,483
Amount at which shown in the Balance Sheet	333,483
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	373,304
Fair value	377,003
Amount at which shown in the Balance Sheet	377,003
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	9,231,856
Fair value	9,390,647
Amount at which shown in the Balance Sheet	9,390,647
Mortgage Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,115,167
Amount at which shown in the Balance Sheet	1,115,167
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	194,385
Amount at which shown in the Balance Sheet	194,385
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	26,001
Amount at which shown in the Balance Sheet	26,001
Other long-term assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	896
Amount at which shown in the Balance Sheet	896
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	361,369
Amount at which shown in the Balance Sheet	361,369
Other securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,697,818
Amount at which shown in the Balance Sheet	$ 1,697,818